Note 11 - Income Taxes (Details Textual) - USD ($)	12 Months Ended				198 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Income Tax Expense (Benefit)		$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	35.00%
Deferred Tax Assets from Remeasurement due to Changes in Enacted Tax Rate		$ (10,100,000)
Deferred Tax Assets from Remeasurement due to Changes in Enacted Tax Rate [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		(10,100,000)
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount		949,000			949,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards		$ 70,900,000			$ 70,900,000